Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - CAD ($) $ in Thousands	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares Non-Voting	Additional Paid-in Capital	Deficit	Total
Balance at May. 31, 2022	$ 3,104				$ (5,276)	$ (2,172)
Balance (in Shares) at May. 31, 2022	3,221,252	1,062,244	168,832
Settlement of Shareholder Advances	$ 1,979					1,979
Settlement of Shareholder Advances (in Shares)	1,854,168
Stock-based Compensation				55		55
Net Loss					(1,247)	(1,247)
Balance at May. 31, 2023	$ 5,083			55	(6,523)	(1,385)
Balance (in Shares) at May. 31, 2023	5,075,420	1,062,244	168,832
Stock-based Compensation				66		66
Net Loss					(8,160)	(8,160)
Conversion of Convertible Debentures		$ 1,496				1,496
Conversion of Convertible Debentures (in Shares)		517,352
Conversion of Convertible Notes Payable		$ 6,843				6,843
Conversion of Convertible Notes Payable (in Shares)		1,253,770
Issuance of Service Shares		$ 1,558				1,558
Issuance of Service Shares (in Shares)		385,297
Legacy Horizon Share Exchange	$ 9,897	$ (9,897)
Legacy Horizon Share Exchange (in Shares)	3,588,869	(3,218,663)	(168,832)
New Horizon Shares on Effective Date	$ 56,720			(76,807)		(20,087)
New Horizon Shares on Effective Date (in Shares)	7,639,434
Warrant Issuance				(970)		(970)
Capital Markets Advisory Shares	$ 2,706					2,706
Capital Markets Advisory Shares (in Shares)	965,179
Underwriter Shares Issued
Underwriter Shares Issued (in Shares)	385,016
Incentive Shares
Incentive Shares (in Shares)	954,013
Balance at May. 31, 2024	$ 74,406			$ (77,656)	$ (14,683)	$ (17,933)
Balance (in Shares) at May. 31, 2024	18,607,931